UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 99.0%
Consumer Discretionary 3.2%
Hotels Restaurants & Leisure 0.3%
Ctrip.com International Ltd. (ADR)* (a)	54,900	2,259,684
Internet & Catalog Retail 2.6%
Amazon.com, Inc.* (a)	67,900	11,518,556
Priceline.com, Inc.* (a)	17,000	7,284,840

		18,803,396
Media 0.3%
ReachLocal, Inc.* (a)	99,700	2,173,460
Information Technology 95.8%
Communications Equipment 16.9%
Acme Packet, Inc.* (a)	72,924	3,921,853
Aviat Networks, Inc.*	20,171	104,687
Cisco Systems, Inc.*	1,712,689	36,223,372
Comverse Technology, Inc.*	1,170,984	7,681,655
F5 Networks, Inc.* (a)	80,100	8,681,238
Juniper Networks, Inc.*	271,700	10,085,504
Motorola Mobility Holdings, Inc.* (a)	65,987	1,839,058
Motorola Solutions, Inc.*	75,414	2,923,801
Polycom, Inc.* (a)	211,500	9,274,275
QUALCOMM, Inc.	724,554	39,220,108
Research In Motion Ltd.* (a)	60,600	3,582,066

		123,537,617
Computers & Peripherals 22.7%
Apple, Inc.*	273,500	92,804,020
EMC Corp.* (a)	884,700	22,020,183
Gemalto NV	72,200	3,649,881
Hewlett-Packard Co.	846,200	38,662,878
QLogic Corp.*	34,500	614,445
Quantum Corp.* (a)	639,700	1,720,793
SanDisk Corp.*	153,900	6,982,443

		166,454,643
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	281,500	6,252,115
Internet Software & Services 13.2%
Akamai Technologies, Inc.*	59,400	2,870,208
Digital River, Inc.* (a)	153,500	4,872,090
eBay, Inc.*	98,910	3,002,908
Equinix, Inc.* (a)	26,100	2,307,762
Google, Inc. "A"* (a)	88,200	52,951,752
LogMeIn, Inc.* (a)	214,903	8,280,212
Open Text Corp.* (a)	31,900	1,575,541
QuinStreet, Inc.* (a)	258,086	5,809,516
Telecity Group PLC*	382,216	2,999,607
Tencent Holdings Ltd.	164,600	4,277,704
VistaPrint NV* (a)	26,700	1,352,088
Yahoo!, Inc.* (a)	405,000	6,528,600

		96,827,988
IT Services 8.7%
Accenture PLC "A"	87,100	4,483,037
Amdocs Ltd.*	91,500	2,666,310
Cognizant Technology Solutions Corp. "A"*	234,500	17,106,775
Fiserv, Inc.*	93,000	5,744,610
International Business Machines Corp.	104,100	16,864,200
InterXion Holding NV*	172,010	2,425,341
MasterCard, Inc. "A"	9,400	2,223,194
Teradata Corp.*	214,700	9,229,953
Visa, Inc. "A" (a)	43,000	3,003,550

		63,746,970
Semiconductors & Semiconductor Equipment 16.1%
Aixtron SE (a)	109,800	4,523,157
Altera Corp. (a)	104,700	3,933,579
Applied Materials, Inc. (a)	202,500	3,177,225
ASML Holding NV (NY Registered Shares) (a)	122,000	5,125,220
Avago Technologies Ltd.	146,872	4,216,695
Broadcom Corp. "A"	192,500	8,679,825
Cavium Networks, Inc.*	65,300	2,581,962
Cirrus Logic, Inc.* (a)	202,000	4,248,060
Inphi Corp.* (a)	18,060	341,876
Integrated Device Technology, Inc.* (a)	670,000	4,274,600
Intel Corp.	1,285,000	27,576,100
KLA-Tencor Corp. (a)	109,900	4,844,392
Marvell Technology Group Ltd.*	293,478	5,579,017
MaxLinear, Inc. "A"* (a)	221,400	2,470,824
Microchip Technology, Inc. (a)	71,400	2,603,958
Micron Technology, Inc.* (a)	237,500	2,503,250
Microsemi Corp.*	124,200	2,793,258
MKS Instruments, Inc.* (a)	59,900	1,719,729
Netlogic Microsystems, Inc.* (a)	131,400	4,580,604
Novellus Systems, Inc.* (a)	149,600	5,396,072
NXP Semiconductors NV* (a)	93,650	2,410,551
Texas Instruments, Inc. (a)	415,100	14,076,041

		117,655,995
Software 17.4%
Activision Blizzard, Inc. (a)	335,800	3,791,182
Adobe Systems, Inc.* (a)	196,515	6,494,821
ANSYS, Inc.* (a)	43,200	2,265,840
Ariba, Inc.* (a)	496,700	13,952,303
BMC Software, Inc.*	172,600	8,233,020
Check Point Software Technologies Ltd.* (a)	94,600	4,214,430
Citrix Systems, Inc.*	40,400	2,552,472
Informatica Corp.* (a)	186,200	8,639,680
Longtop Financial Technologies Ltd. (ADR)* (a)	46,300	1,523,270
Microsoft Corp.	1,291,800	35,815,155
Oracle Corp.	819,300	26,242,179
QLIK Technologies, Inc.*	75,038	1,741,632
RealD, Inc.* (a)	9,400	222,498
Rovi Corp.* (a)	29,210	1,804,009
Salesforce.com, Inc.* (a)	13,600	1,756,304
Symantec Corp.*	156,000	2,747,160
Taleo Corp. "A"*	101,484	2,989,719
VanceInfo Technologies, Inc. (ADR)*	76,900	2,683,810

		127,669,484

Total Common Stocks (Cost $401,567,119)		725,381,352
Other Investments 0.8%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,604,000
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	278,600
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,966,000
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	16,400
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	422,700
GeoCapital III LP (5.0% limited partnership interest)* (b)	—	6,800
GeoCapital IV LP (2.9% limited partnership interest) (b)	—	515,700
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	228,520

Total Other Investments (Cost $18,135,640)		6,038,720
Securities Lending Collateral 24.4%
Daily Assets Fund Institutional, 0.25% (c) (d) (Cost $178,356,763)	178,356,763	178,356,763
Cash Equivalents 0.8%
Central Cash Management Fund, 0.18% (c) (Cost $5,766,465)	5,766,465	5,766,465

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $603,825,987) †	125.0	915,543,300
Other Assets and Liabilities, Net	(25.0)	(182,824,438)

Net Assets	100.0	732,718,862

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $607,214,210. At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $308,329,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $326,962,921 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,633,831.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $175,220,526 which is 23.9% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,604,000	0.35
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	278,600	0.04
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,966,000	0.27
Asset Management Association 1996 LP**	June 1996 to July 2000	1,059,321	16,400	0.00
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	422,700	0.06
GeoCapital III LP**	December 1993 to December 1996	341,737	6,800	0.00
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	515,700	0.07
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	228,520	0.03
Total Restricted Securities		18,135,640	6,038,720	0.82

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$23,236,540	$—	$—	$23,236,540
Information Technology	686,694,463	15,450,349	—	702,144,812
Other Investments	—	—	6,038,720	6,038,720
Short-Term Investments(e)	184,123,228	—	—	184,123,228
Total	$894,054,231	$15,450,349	$6,038,720	$915,543,300

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Balance as of October 31, 2010	$6,075,348
Realized gains (loss)	(864,299)
Change in unrealized appreciation (depreciation)	903,346
Amortization premium/discount	—
Net purchases (sales)	(75,675)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2011	$6,038,720
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$903,346
Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011